Lease - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Lease, weighted average remaining lease term	3 years 8 months 12 days	3 years 8 months 12 days
Lease, weighted average discount rate	4.90%	4.90%
Operating lease cost	¥ 66,609	$ 9,568
Cost of short-term lease contracts	7,039	$ 1,011
Operating or finance leases capitalized	¥ 0